T. ROWE PRICE SMALL-CAP INDEX FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.4%
COMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 0.7%
Anterix (1)(2)	28	1
ATN International	30	2
Bandwidth, Class A (2)	44	3
Cincinnati Bell (2)	133	2
Cogent Communications Holdings	116	10
Consolidated Communications Holdings	199	1
Frontier Communications (1)(2)	279	—
IDT, Class B (2)	44	—
Intelsat (1)(2)	183	—
Iridium Communications (2)	275	6
Ooma (2)	53	1
ORBCOMM (2)	194	—
Vonage Holdings (2)	622	5
		31
Entertainment 0.2%
AMC Entertainment Holdings, Class A (1)	138	1
Eros International (1)(2)	193	—
Gaia (1)(2)	29	—
Glu Mobile (2)	315	2
IMAX (2)	149	1
Liberty Braves, Class A (2)	28	1
Liberty Braves, Class C (2)	101	2
LiveXLive Media (1)(2)	78	—
Marcus	68	1
Reading International, Class A (2)	42	—
		8
Interactive Media & Services 0.3%
Cargurus (2)	210	4
Cars. com (2)	186	1
DHI Group (2)	134	—
Eventbrite, Class A (1)(2)	106	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Liberty TripAdvisor Holdings, Class A (2)	192	—
Meet Group (2)	197	1
QuinStreet (2)	128	1
Travelzoo (2)	15	—
TrueCar (2)	272	1
Yelp (2)	187	3
		12
Media 0.7%
Boston Omaha, Class A (1)(2)	26	1
Cardlytics (2)	39	1
Central European Media Enterprises, Class A (2)	225	1
Clear Channel Outdoor Holdings (2)	132	—
comScore (2)	129	—
Cumulus Media, Class A (2)	47	—
Daily Journal (1)(2)	3	1
Emerald Holding	66	—
Entercom Communications, Class A (1)	321	1
Entravision Communications, Class A	162	—
EW Scripps, Class A	152	1
Fluent (2)	130	—
Gannett (1)	306	1
Gray Television (2)	253	3
Hemisphere Media Group (2)	44	1
Lee Enterprises (2)	141	—
Liberty Latin America, Class A (2)	126	1
Liberty Latin America, Class C (2)	312	3
Loral Space & Communications (2)	34	1
Marchex, Class B (2)	91	—
MDC Partners, Class A (2)	155	—
Media General, CVR (2)(3)	301	—
Meredith (1)	106	1
MSG Networks, Class A (1)(2)	114	1
National CineMedia	194	1
Saga Communications, Class A	10	—
Scholastic	78	2
TechTarget (2)	61	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TEGNA	600	7
Tribune Publishing	45	—
WideOpenWest (2)	79	—
		29
Wireless Telecommunication Services 0.2%
Boingo Wireless (2)	122	1
Gogo (1)(2)	145	—
Shenandoah Telecommunications	132	7
Spok Holdings	50	1
		9
Total Communication Services		89
CONSUMER DISCRETIONARY 8.0%

Auto Components 0.8%
Adient (2)	244	2
American Axle & Manufacturing Holdings (2)	318	1
Cooper Tire & Rubber	143	2
Cooper-Standard Holdings (2)	46	1
Dana	406	3
Dorman Products (2)	75	4
Fox Factory Holding (2)	104	4
Gentherm (2)	92	3
LCI Industries	67	5
Modine Manufacturing (2)	134	—
Motorcar Parts of America (2)	50	1
Standard Motor Products	58	2
Stoneridge (2)	71	1
Tenneco, Class A (1)	134	1
Visteon (2)	77	4
		34
Automobiles 0.0%
Winnebago Industries	82	2
		2
Distributors 0.1%
Core-Mark Holding	123	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Funko, Class A (1)(2)	64	—
Greenlane Holdings, Class A (1)(2)	16	—
Weyco Group	15	—
		4
Diversified Consumer Services 0.8%
Adtalem Global Education (2)	149	4
American Public Education (2)	43	1
Carriage Services	50	1
Chegg (1)(2)	327	12
Collectors Universe	24	—
Houghton Mifflin Harcourt (2)	274	1
K12 (2)	105	2
Laureate Education, Class A (2)	307	3
Perdoceo Education (2)	187	2
Regis (2)	62	—
Select Interior Concepts, Class A (2)	56	—
Strategic Education	59	8
WW International (2)	125	2
		36
Hotels, Restaurants & Leisure 1.8%
BBX Capital	165	—
Biglari Holdings, Class B (2)	3	—
BJ's Restaurants	55	1
Bloomin' Brands	249	2
Bluegreen Vacations (1)	22	—
Boyd Gaming	225	3
Brinker International	109	1
Carrols Restaurant Group (2)	90	—
Century Casinos (2)	69	—
Cheesecake Factory (1)	111	2
Churchill Downs	96	10
Chuy's Holdings (2)	42	1
Cracker Barrel Old Country Store (1)	65	6
Dave & Buster's Entertainment	92	1
Del Taco Restaurants (2)	78	—
Denny's (2)	156	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dine Brands Global	44	1
Drive Shack (2)	152	—
El Pollo Loco Holdings (2)	56	1
Eldorado Resorts (1)(2)	185	3
Everi Holdings (2)	220	1
Fiesta Restaurant Group (2)	70	—
Golden Entertainment (2)	56	—
Inspired Entertainment (2)	23	—
J Alexander's Holdings (2)	37	—
Jack in the Box	63	2
Kura Sushi USA, Class A (1)(2)	9	—
Lindblad Expeditions Holdings (2)	72	—
Marriott Vacations Worldwide	114	6
Monarch Casino & Resort (2)	30	1
Nathan's Famous	8	1
Noodles (1)(2)	83	—
OneSpaWorld Holdings (1)	119	1
Papa John's International	60	3
Penn National Gaming (2)	304	4
PlayAGS (2)	69	—
Potbelly (2)	57	—
RCI Hospitality Holdings	23	—
Red Lion Hotels (2)	60	—
Red Robin Gourmet Burgers (2)	43	—
Red Rock Resorts, Class A	194	2
Ruth's Hospitality Group	75	1
Scientific Games (2)	159	2
SeaWorld Entertainment (2)	135	2
Shake Shack, Class A (2)	77	3
Target Hospitality (2)	87	—
Texas Roadhouse	181	8
Twin River Worldwide Holdings (1)	55	1
Wingstop	80	6
		77
Household Durables 1.4%
Bassett Furniture Industries	26	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Beazer Homes USA (2)	82	1
Casper Sleep (1)(2)	18	—
Cavco Industries (2)	24	4
Century Communities (2)	72	1
Ethan Allen Interiors	64	1
Flexsteel Industries	20	—
GoPro, Class A (1)(2)	337	1
Green Brick Partners (2)	72	1
Hamilton Beach Brands Holding, Class A	16	—
Helen of Troy (2)	69	10
Hooker Furniture	29	—
Installed Building Products (2)	60	2
iRobot (1)(2)	76	3
KB Home	238	4
La-Z-Boy	129	3
Legacy Housing (2)	14	—
LGI Homes (2)	55	3
Lifetime Brands	40	—
Lovesac (2)	30	—
M/I Homes (2)	71	1
MDC Holdings	137	3
Meritage Homes (2)	97	4
Purple Innovation (2)	21	—
Skyline Champion (2)	135	2
Sonos (2)	220	2
Taylor Morrison Home (2)	370	4
TopBuild (2)	92	7
TRI Pointe Group (2)	377	3
Tupperware Brands	126	—
Universal Electronics (2)	36	1
ZAGG (1)(2)	71	—
		61
Internet & Direct Marketing Retail 0.4%
1-800-Flowers. com, Class A (2)	67	1
Duluth Holdings, Class B (1)(2)	28	—
Groupon (2)	1,305	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lands' End (2)	28	—
Leaf Group (2)	43	—
Liquidity Services (2)	70	—
Overstock. com (2)	63	—
PetMed Express	52	2
Quotient Technology (2)	210	1
RealReal (1)(2)	141	1
Rubicon Project (2)	136	1
Shutterstock	51	2
Stamps. com (2)	46	6
Stitch Fix, Class A (1)(2)	110	2
Waitr Holdings (1)(2)	138	—
		17
Leisure Products 0.4%
Acushnet Holdings	94	2
American Outdoor Brands (2)	145	1
Callaway Golf	260	3
Clarus	70	1
Escalade	29	—
Johnson Outdoors, Class A	13	1
Malibu Boats, Class A (2)	55	2
Marine Products	19	—
MasterCraft Boat Holdings (2)	56	—
Sturm Ruger	45	2
Vista Outdoor (2)	164	2
YETI Holdings (2)	152	3
		17
Multiline Retail 0.1%
Big Lots	105	2
Dillard's, Class A (1)	29	1
JC Penney (1)(2)	903	—
		3
Specialty Retail 1.5%
Aaron's	191	4
Abercrombie & Fitch, Class A	176	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

America's Car-Mart (2)	17	1
American Eagle Outfitters	441	3
Asbury Automotive Group (2)	53	3
Ascena Retail Group (1)(2)	21	—
At Home Group (1)(2)	124	—
Barnes & Noble Education (2)	101	—
Bed Bath & Beyond (1)	334	1
Boot Barn Holdings (2)	74	1
Buckle (1)	75	1
Caleres	109	1
Camping World Holdings, Class A	95	1
Cato, Class A	60	1
Chico's FAS	321	—
Children's Place (1)	41	1
Citi Trends	32	—
Conn's (2)	52	—
Container Store Group (2)	44	—
Designer Brands, Class A	172	1
Express (2)	183	—
GameStop, Class A (1)	179	1
Genesco (2)	42	1
GNC Holdings, Class A (1)(2)	206	—
Group 1 Automotive	49	2
Guess?	133	1
Haverty Furniture	47	1
Hibbett Sports (2)	50	1
Hudson, Class A (2)	106	1
J. Jill (1)(2)	43	—
Lithia Motors, Class A	62	5
Lumber Liquidators Holdings (1)(2)	83	—
MarineMax (2)	58	1
Michaels (1)(2)	225	—
Monro	90	4
Murphy USA (2)	80	7
National Vision Holdings (2)	218	4
Office Depot	1,542	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

OneWater Marine, Class A (2)	12	—
Party City Holdco (1)(2)	142	—
Rent-A-Center	135	2
RH (2)	46	5
RTW RetailWinds (2)	87	—
Sally Beauty Holdings (2)	330	3
Shoe Carnival	27	1
Signet Jewelers	146	1
Sleep Number (2)	76	1
Sonic Automotive, Class A	65	1
Sportsman's Warehouse Holdings (2)	118	1
Tailored Brands (1)	127	—
Tilly's, Class A	55	—
Winmark	7	1
Zumiez (2)	53	1
		68
Textiles, Apparel & Luxury Goods 0.7%
Centric Brands (1)(2)	43	—
Crocs (2)	196	3
Culp	30	—
Deckers Outdoor (2)	77	10
Delta Apparel (2)	16	—
Fossil Group (2)	120	1
G-III Apparel Group (2)	129	1
Kontoor Brands (1)	118	2
Movado Group	40	1
Oxford Industries	45	2
Rocky Brands	17	—
Steven Madden	234	6
Superior Group	37	—
Unifi (2)	39	1
Vera Bradley (2)	57	—
Vince Holding (2)	18	—
Wolverine World Wide	221	3
		30
Total Consumer Discretionary		349
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 3.1%

Beverages 0.3%
Boston Beer, Class A (2)	23	8
Celsius Holdings (1)(2)	77	—
Coca-Cola Consolidated	13	3
Craft Brew Alliance (2)	35	1
MGP Ingredients (1)	34	1
National Beverage (1)(2)	32	1
New Age Beverages (2)	190	—
		14
Food & Staples Retailing 0.7%
Andersons	84	2
BJ's Wholesale Club Holdings (2)	303	8
Chef's Warehouse (2)	66	1
HF Foods Group (1)(2)	60	1
Ingles Markets, Class A	38	1
Natural Grocers by Vitamin Cottage	25	—
Performance Food Group (2)	313	8
PriceSmart	62	3
Rite Aid (1)(2)	150	2
SpartanNash	96	1
United Natural Foods (2)	146	1
Village Super Market, Class A	20	1
Weis Markets	26	1
		30
Food Products 1.4%
Alico	11	—
B&G Foods (1)	175	3
BellRing Brands, Class A (2)	115	2
Bridgford Foods (2)	5	—
Cal-Maine Foods	87	4
Calavo Growers	43	2
Darling Ingredients (2)	448	9
Farmer Bros. (2)	33	—
Fresh Del Monte Produce	82	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Freshpet (2)	95	6
Hostess Brands (2)	320	3
J&J Snack Foods	42	5
John B. Sanfilippo & Son	23	2
Lancaster Colony	52	8
Landec (2)	78	1
Limoneira	42	1
Sanderson Farms	55	7
Seneca Foods, Class A (2)	18	1
Simply Good Foods (2)	229	4
Tootsie Roll Industries (1)	45	2
		62
Household Products 0.3%
Central Garden & Pet (2)	27	1
Central Garden & Pet, Class A (2)	110	3
Oil-Dri	14	—
WD-40	38	8
		12
Personal Products 0.3%
Edgewell Personal Care (2)	147	4
elf Beauty (1)(2)	67	1
Inter Parfums	48	2
Lifevantage (2)	37	—
Medifast (1)	30	2
Nature's Sunshine Products (2)	24	—
Revlon, Class A (1)(2)	20	—
USANA Health Sciences (2)	36	2
Youngevity International (1)(2)	22	—
		11
Tobacco 0.1%
22nd Century Group (2)	291	—
Pyxus International (1)(2)	21	—
Turning Point Brands	20	—
Universal	66	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vector Group	305	3
		6
Total Consumer Staples		135
ENERGY 1.6%

Energy Equipment & Services 0.4%
Archrock	341	1
Cactus, Class A	134	2
Diamond Offshore Drilling (1)(2)	173	—
DMC Global	37	1
Dril-Quip (2)	97	3
Era Group (2)	51	—
Exterran (2)	81	1
Forum Energy Technologies (2)	309	—
Frank's International (2)	276	1
FTS International (2)	84	—
Geospace Technologies (2)	35	—
Helix Energy Solutions Group (2)	387	1
Independence Contract Drilling (1)(2)	9	—
KLX Energy Services Holdings (1)(2)	53	—
Liberty Oilfield Services, Class A	141	—
Mammoth Energy Services	33	—
Matrix Service (2)	71	1
Nabors Industries	927	—
National Energy Services Reunited (2)	72	—
Natural Gas Services Group (2)	44	—
NCS Multistage Holdings (2)	131	—
Newpark Resources (2)	231	—
NexTier Oilfield Solutions (2)	426	1
Nine Energy Service (1)(2)	41	—
Noble (2)	726	—
Oceaneering International (2)	264	1
Oil States International (2)	160	—
Pacific Drilling (2)	78	—
ProPetro Holding (2)	216	1
RigNet (2)	37	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RPC (1)	153	—
SEACOR Holdings (2)	46	1
SEACOR Marine Holdings (2)	52	—
Seadrill (1)(2)	154	—
Select Energy Services, Class A (2)	155	1
Smart Sand (1)(2)	61	—
Solaris Oilfield Infrastructure, Class A	79	1
TETRA Technologies (2)	406	—
Tidewater (2)	103	1
U. S. Silica Holdings (1)	206	—
U. S. Well Services (2)	53	—
		18
Oil, Gas & Consumable Fuels 1.2%
Abraxas Petroleum (2)	407	—
Altus Midstream, Class A (2)	132	—
Amplify Energy	41	—
Arch Coal, Class A	40	1
Ardmore Shipping	86	1
Berry Petroleum	181	1
Bonanza Creek Energy (2)	50	1
Brigham Minerals, Class A	77	1
California Resources (1)(2)	124	—
Callon Petroleum (2)	1,014	1
Chaparral Energy, Class A (1)(2)	82	—
Clean Energy Fuels (2)	344	1
CNX Resources (2)	511	3
Comstock Resources (2)	40	—
CONSOL Energy (2)	70	—
CVR Energy	79	1
Delek U.S. Holdings	200	3
Denbury Resources (1)(2)	1,461	—
DHT Holdings	301	2
Diamond S Shipping (2)	74	1
Dorian LPG (2)	77	1
Earthstone Energy, Class A (2)	55	—
Energy Fuels (1)(2)	225	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Evolution Petroleum	77	—
Extraction Oil & Gas (1)(2)	263	—
Falcon Minerals (1)	101	—
GasLog	112	—
Golar LNG	266	2
Goodrich Petroleum (2)	22	—
Green Plains	100	1
Gulfport Energy (1)(2)	438	—
Hallador Energy	52	—
HighPoint Resources (2)	284	—
International Seaways	67	2
Laredo Petroleum (2)	565	—
Magnolia Oil & Gas, Class A (1)(2)	286	1
Matador Resources (2)	295	1
Montage Resources (1)(2)	56	—
NACCO Industries, Class A	10	—
NextDecade (2)	29	—
Nordic American Tankers	373	2
Northern Oil & Gas (1)(2)	872	1
Oasis Petroleum (2)	834	—
Overseas Shipholding Group, Class A (2)	213	1
Panhandle Oil & Gas, Class A	50	—
Par Pacific Holdings (2)	104	1
PDC Energy (2)	274	2
Peabody Energy	170	1
Penn Virginia (2)	35	—
PrimeEnergy Resources (2)	1	—
QEP Resources	729	—
Renewable Energy Group (1)(2)	99	2
REX American Resources (2)	15	1
Ring Energy (1)(2)	252	—
Rosehill Resources (1)(2)	28	—
SandRidge Energy (2)	77	—
Scorpio Tankers	127	3
SFL	214	2
SilverBow Resources (1)(2)	18	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SM Energy	295	—
Southwestern Energy (2)	1,496	3
Talos Energy (2)	54	—
Teekay (1)(2)	174	1
Teekay Tankers, Class A (2)	64	1
Tellurian (1)(2)	244	—
Unit (1)(2)	134	—
Uranium Energy (1)(2)	483	—
W&T Offshore (1)(2)	252	—
Whiting Petroleum (1)(2)	239	—
World Fuel Services	175	4
		50
Total Energy		68
FINANCIALS 15.4%

Banks 8.3%
1st Constitution Bancorp	24	—
1st Source	39	1
ACNB	19	1
Allegiance Bancshares	51	1
Amalgamated Bank, Class A	41	—
Amerant Bancorp (2)	51	1
American National Bankshares	29	1
Ameris Bancorp	172	4
Ames National	24	1
Arrow Financial	33	1
Atlantic Capital Bancshares (2)	61	1
Atlantic Union Bankshares	218	5
Banc of California	121	1
BancFirst	52	2
Bancorp (2)	144	1
BancorpSouth Bank	275	5
Bank First	16	1
Bank of Commerce Holdings	53	—
Bank of Marin Bancorp	36	1
Bank of NT Butterfield & Son	144	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bank7	10	—
BankFinancial	44	—
Bankwell Financial Group	16	—
Banner	96	3
Bar Harbor Bankshares	41	1
Baycom (2)	29	—
BCB Bancorp	35	—
Berkshire Hills Bancorp	122	2
Boston Private Financial Holdings	229	2
Bridge Bancorp	42	1
Brookline Bancorp	219	3
Bryn Mawr Bank	52	2
Business First Bancshares	33	—
Byline Bancorp	70	1
C&F Financial	9	—
Cadence BanCorp	352	2
Cambridge Bancorp (1)	12	1
Camden National	41	1
Capital Bancorp (2)	32	—
Capital City Bank Group	36	1
Capstar Financial Holdings	37	—
Carolina Financial	64	2
Carter Bank & Trust	70	1
Cathay General Bancorp	214	5
CBTX	50	1
CenterState Bank	333	6
Central Pacific Financial	74	1
Central Valley Community Bancorp	29	—
Century Bancorp, Class A	8	1
Chemung Financial	9	—
Citizens & Northern	30	1
City Holding	44	3
Civista Bancshares	41	1
CNB Financial	40	1
Coastal Financial (2)	21	—
Codorus Valley Bancorp	25	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Colony Bankcorp	20	—
Columbia Banking System	196	5
Community Bank System	140	8
Community Bankers Trust	60	—
Community Financial	14	—
Community Trust Bancorp	41	1
ConnectOne Bancorp	91	1
CrossFirst Bankshares (1)(2)	129	1
Customers Bancorp (2)	76	1
CVB Financial	365	7
Dime Community Bancshares	86	1
Eagle Bancorp	91	3
Enterprise Bancorp	25	1
Enterprise Financial Services	66	2
Equity Bancshares, Class A (2)	39	1
Esquire Financial Holdings (2)	18	—
Evans Bancorp	13	—
Farmers & Merchants Bancorp (1)	26	1
Farmers National Banc	68	1
FB Financial	44	1
Fidelity D&D Bancorp	8	—
Financial Institutions	41	1
First Bancorp	27	1
First Bancorp North Carolina	77	2
First BanCorp Puerto Rico	610	3
First Bancshares	43	1
First Bank New Jersey	51	—
First Busey	148	3
First Business Financial Services	23	—
First Capital (1)	9	1
First Choice Bancorp	36	1
First Commonwealth Financial	266	2
First Community Bankshares	49	1
First Financial	34	1
First Financial Bancorp	271	4
First Financial Bankshares	358	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Financial Northwest	31	—
First Foundation	111	1
First Guaranty Bancshares	12	—
First Internet Bancorp	27	—
First Interstate BancSystem, Class A	100	3
First Merchants	150	4
First Mid-Illinois Bancshares	38	1
First Midwest Bancorp	296	4
First Northwest Bancorp	24	—
First of Long Island	66	1
Flushing Financial	72	1
FNCB Bancorp	55	—
Franklin Financial Network	34	1
Franklin Financial Services	11	—
Fulton Financial	438	5
FVCBankcorp (2)	32	—
German American Bancorp	65	2
Glacier Bancorp	237	8
Great Southern Bancorp	31	1
Great Western Bancorp	152	3
Guaranty Bancshares	21	1
Hancock Whitney	242	5
Hanmi Financial	81	1
HarborOne Bancorp (2)	70	1
Hawthorn Bancshares	15	—
HBT Financial	34	—
Heartland Financial USA	95	3
Heritage Commerce	152	1
Heritage Financial	97	2
Hilltop Holdings	199	3
Home BancShares	432	5
HomeTrust Bancshares	42	1
Hope Bancorp	328	3
Horizon Bancorp	110	1
Howard Bancorp (2)	35	—
IBERIABANK	142	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Independent Bank, (MA)	92	6
Independent Bank, (MI)	57	1
Independent Bank Group	97	2
International Bancshares	158	4
Investar Holding	23	—
Investors Bancorp	624	5
Lakeland Bancorp	140	2
Lakeland Financial	65	2
LCNB	34	—
Level One Bancorp	15	—
Live Oak Bancshares	70	1
Macatawa Bank	65	1
Mackinac Financial	24	—
MainStreet Bancshares (2)	19	—
Malvern Bancorp (2)	20	—
Mercantile Bank	43	1
Metrocity Bankshares (1)	42	1
Metropolitan Bank Holding (2)	18	1
Mid Penn Bancorp	19	—
Midland States Bancorp	59	1
MidWestOne Financial Group	31	1
MutualFirst Financial	15	—
MVB Financial	24	—
National Bank Holdings, Class A	78	2
National Bankshares	17	1
NBT Bancorp	116	4
Nicolet Bankshares (2)	26	1
Northeast Bank	20	—
Northrim BanCorp	17	1
Norwood Financial	14	—
Oak Valley Bancorp (1)	17	—
OFG Bancorp	145	2
Ohio Valley Banc	11	—
Old National Bancorp	466	6
Old Second Bancorp	83	1
Opus Bank	59	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Origin Bancorp	50	1
Orrstown Financial Services	27	—
Pacific Mercantile Bancorp (2)	53	—
Pacific Premier Bancorp	160	3
Park National	37	3
Parke Bancorp	25	—
PCB Bancorp	32	—
Peapack Gladstone Financial	50	1
Penns Woods Bancorp	19	1
People's Utah Bancorp	43	1
Peoples Bancorp	47	1
Peoples Bancorp of North Carolina	13	—
Peoples Financial Services	19	1
Preferred Bank	37	1
Premier Financial Bancorp	40	1
Professional Holding, Class A (2)	9	—
QCR Holdings	38	1
RBB Bancorp	45	1
Red River Bancshares	14	1
Reliant Bancorp (1)	29	—
Renasant	151	3
Republic Bancorp, Class A	26	1
Republic First Bancorp (2)	110	—
Richmond Mutual Bancorp (2)	35	—
S&T Bancorp	104	3
Sandy Spring Bancorp	93	2
SB One Bancorp	21	—
Seacoast Banking (2)	143	3
Select Bancorp (2)	48	—
ServisFirst Bancshares	130	4
Shore Bancshares	32	—
Sierra Bancorp	36	1
Silvergate Capital, Class A (1)(2)	8	—
Simmons First National, Class A	267	5
SmartFinancial	33	1
South Plains Financial	31	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

South State	92	5
Southern First Bancshares (2)	18	1
Southern National Bancorp of Virginia	52	1
Southside Bancshares	85	3
Spirit of Texas Bancshares (2)	36	—
Stock Yards Bancorp	54	2
Summit Financial Group	27	1
The Bank of Princeton	14	—
Tompkins Financial	39	3
Towne Bank	187	3
TriCo Bancshares	71	2
TriState Capital Holdings (2)	65	1
Triumph Bancorp (2)	65	2
Trustmark	175	4
UMB Financial	123	6
Union Bankshares	10	—
United Bankshares	269	6
United Community Banks	220	4
Unites Security Bancshares	37	—
Unity Bancorp	29	—
Univest Financial	76	1
Valley National Bancorp	1,063	8
Veritex Holdings	137	2
Washington Trust Bancorp	40	2
WesBanco	182	4
West Bancorporation	43	1
Westamerica Bancorporation	72	4
		362
Capital Markets 1.4%
Ares Management, Class A	197	6
Artisan Partners Asset Management, Class A	142	3
Assetmark Financial Holdings (2)	36	1
Associated Capital Group, Class A (1)	6	—
B. Riley Financial	54	1
Blucora (2)	139	2
Brightsphere Investment Group	194	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Calamos Asset Management (1)(2)(3)	47	—
Cohen & Steers	63	3
Cowen, Class A	85	1
Diamond Hill Investment Group	9	1
Donnelley Financial Solutions (2)	94	1
Federated Hermes, Class B	267	5
Focus Financial Partners, Class A (1)(2)	81	2
GAIN Capital Holdings	69	—
GAMCO Investors, Class A	14	—
Greenhill	49	1
Hamilton Lane, Class A	61	3
Houlihan Lokey	114	6
INTL. FCStone (2)	42	2
Moelis, Class A	127	4
Oppenheimer Holdings, Class A	24	—
Piper Sandler	39	2
PJT Partners, Class A	60	3
Pzena Investment Management, Class A	45	—
Safeguard Scientifics	50	—
Sculptor Capital Management	44	1
Siebert Financial (1)(2)	22	—
Silvercrest Asset Management Group, Class A	22	—
Stifel Financial	185	8
Value Line	2	—
Virtus Investment Partners	18	1
Waddell & Reed Financial, Class A (1)	195	2
Westwood Holdings Group	22	—
WisdomTree Investments	363	1
		61
Consumer Finance 0.5%
Curo Group Holdings (1)	45	—
Elevate Credit (2)	57	—
Encore Capital Group (2)	83	2
Enova International (2)	89	1
EZCORP, Class A (2)	140	1
FirstCash	112	8
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Green Dot, Class A (2)	139	4
LendingClub (2)	186	2
Medallion Financial (2)	54	—
Nelnet, Class A	50	2
Oportun Financial (2)	19	—
PRA Group (2)	123	3
Regional Management (2)	23	—
World Acceptance (2)	15	1
		24
Diversified Financial Services 0.3%
Alerus Financial	8	—
Banco Latinoamericano de Comercio Exterior (1)	81	1
Cannae Holdings (2)	201	7
FGL Holdings	400	4
GWG Holdings (1)(2)	5	—
Marlin Business Services	33	—
Newstar Financial, CVR (2)(3)	76	—
On Deck Capital (2)	175	—
		12
Insurance 2.5%
Ambac Financial Group (2)	124	1
American Equity Investment Life Holding	251	5
AMERISAFE	51	3
Argo Group International Holdings	87	3
Benefytt Technologies (1)(2)	31	1
BRP Group, Class A (2)	40	—
Citizens (1)(2)	128	1
CNO Financial Group	411	5
Crawford, Class A	53	—
Donegal Group, Class A	28	—
eHealth (2)	63	9
Employers Holdings	85	3
Enstar Group (2)	32	5
EverQuote, Class A (2)	22	1
FBL Financial Group, Class A	26	1
FedNat Holding	29	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Genworth Financial, Class A (2)	1,395	5
Global Indemnity	21	1
Goosehead Insurance, Class A (1)(2)	31	1
Greenlight Capital Re, Class A (2)	85	1
Hallmark Financial Services (2)	33	—
HCI Group	18	1
Heritage Insurance Holdings	69	1
Horace Mann Educators	110	4
Independence Holding	12	—
Investors Title	4	1
James River Group Holdings	78	3
Kinsale Capital Group	55	6
MBIA (2)	222	2
National General Holdings	190	3
National Western Life Group, Class A	7	1
NI Holdings (2)	24	—
Palomar Holdings (2)	50	3
ProAssurance	145	4
ProSight Global (2)	24	—
Protective Insurance, Class B	25	—
RLI	110	10
Safety Insurance Group	40	3
Selective Insurance Group	162	8
State Auto Financial	47	1
Stewart Information Services	62	2
Third Point Reinsurance (2)	207	2
Tiptree	64	—
Trupanion (1)(2)	76	2
United Fire Group	57	2
United Insurance Holdings	58	1
Universal Insurance Holdings	79	1
Watford Holdings (2)	53	1
		108
Mortgage Real Estate Investment Trusts 0.7%
AG Mortgage Investment Trust, REIT (1)	88	—
Anworth Mortgage Asset, REIT	248	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Apollo Commercial Real Estate Finance, REIT	419	3
Ares Commercial Real Estate, REIT	70	—
Arlington Asset Investment, Class A, REIT	93	—
ARMOUR Residential, REIT (1)	158	1
Blackstone Mortgage Trust, Class A, REIT	348	6
Capstead Mortgage, REIT	248	1
Cherry Hill Mortgage Investment, REIT	51	—
Colony Credit Real Estate, REIT	221	1
Dynex Capital, REIT (1)	61	1
Ellington Financial, REIT	109	1
Exantas Capital, REIT	81	—
Granite Point Mortgage Trust, REIT	144	1
Great Ajax, REIT (1)	45	—
Invesco Mortgage Capital, REIT	437	2
KKR Real Estate Finance Trust, REIT (1)	65	1
Ladder Capital, REIT	287	1
New York Mortgage Trust, REIT	1,031	2
Orchid Island Capital, REIT	167	1
PennyMac Mortgage Investment Trust, REIT	269	3
Ready Capital, REIT	86	1
Redwood Trust, REIT	307	2
TPG RE Finance Trust, REIT	133	1
Western Asset Mortgage Capital, REIT	138	—
		29
Thrifts & Mortgage Finance 1.7%
Axos Financial (2)	165	3
Bridgewater Bancshares (2)	67	1
Capitol Federal Financial	364	4
Columbia Financial (2)	147	2
ESSA Bancorp	23	—
Essent Group	263	7
Federal Agricultural Mortgage, Class C	24	1
First Defiance Financial	99	2
Flagstar Bancorp	94	2
FS Bancorp	10	—
Greene County Bancorp	8	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hingham Institution for Savings	4	1
Home Bancorp	20	1
HomeStreet	63	1
Kearny Financial	223	2
Luther Burbank	52	1
Merchants Bancorp	23	—
Meridian Bancorp	131	2
Meta Financial Group	95	2
MMA Capital Holdings (2)	13	—
Mr Cooper Group (2)	214	2
NMI Holdings, Class A (2)	183	2
Northfield Bancorp	115	1
Northwest Bancshares	268	3
OceanFirst Financial	149	2
Ocwen Financial (2)	452	—
OP Bancorp	37	—
PCSB Financial	42	1
PDL Community Bancorp (2)	32	—
PennyMac Financial Services	67	2
Pioneer Bancorp (2)	29	—
Provident Bancorp (2)	24	—
Provident Financial Holdings	15	—
Provident Financial Services	165	2
Prudential Bancorp	23	—
Radian Group	561	7
Riverview Bancorp	54	—
Southern Missouri Bancorp	21	1
Sterling Bancorp	57	—
Territorial Bancorp	21	1
Timberland Bancorp	19	—
TrustCo Bank	265	1
Velocity Financial (2)	20	—
Walker & Dunlop	76	3
Washington Federal	211	6
Waterstone Financial	64	1
Western New England Bancorp	70	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WSFS Financial	139	4
		72
Total Financials		668
HEALTH CARE 19.5%

Biotechnology 8.6%
89bio (1)(2)	8	—
Abeona Therapeutics (2)	150	—
ACADIA Pharmaceuticals (2)	307	13
Acceleron Pharma (2)	124	11
Acorda Therapeutics (2)	116	—
Adamas Pharmaceuticals (2)	58	—
ADMA Biologics (1)(2)	171	1
Aduro Biotech (2)	178	1
Adverum Biotechnologies (2)	173	2
Aeglea Biotherapeutics (2)	67	—
Affimed (2)	196	—
Agenus (2)	272	1
AgeX Therapeutics (1)(2)	53	—
Aimmune Therapeutics (1)(2)	130	2
Akcea Therapeutics (2)	32	—
Akebia Therapeutics (2)	326	3
Akero Therapeutics (2)	23	1
Albireo Pharma (2)	35	1
Aldeyra Therapeutics (2)	58	—
Alector (2)	94	2
Allakos (1)(2)	54	2
Allogene Therapeutics (1)(2)	108	2
AMAG Pharmaceuticals (1)(2)	96	1
Amicus Therapeutics (2)	697	6
AnaptysBio (2)	64	1
Anavex Life Sciences (1)(2)	113	—
Anika Therapeutics (2)	36	1
Apellis Pharmaceuticals (2)	160	4
Applied Therapeutics (2)	20	1
Aprea Therapeutics (2)	17	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Arcus Biosciences (2)	91	1
Arcutis Biotherapeutics (2)	28	1
Ardelyx (2)	170	1
Arena Pharmaceuticals (2)	139	6
Arrowhead Pharmaceuticals (2)	273	8
Assembly Biosciences (2)	78	1
Atara Biotherapeutics (2)	144	1
Athenex (2)	193	2
Athersys (1)(2)	324	1
Atreca, Class A (2)	47	1
Avid Bioservices (1)(2)	156	1
Avrobio (2)	64	1
Axcella Health (2)	4	—
Baudax Bio (2)	23	—
Beam Therapeutics (1)(2)	33	1
Beyondspring (2)	34	—
BioCryst Pharmaceuticals (2)	419	1
Biohaven Pharmaceutical Holding (2)	114	4
BioSpecifics Technologies (2)	17	1
Bioxcel Therapeutics (2)	19	—
Black Diamond Therapeutics (2)	33	1
Blueprint Medicines (2)	148	9
Bridgebio Pharma (2)	204	6
Cabaletta Bio (2)	17	—
Calithera Biosciences (2)	125	1
Calyxt (2)	54	—
CareDx (2)	112	2
CASI Pharmaceuticals (1)(2)	129	—
Castle Biosciences (2)	26	1
Catalyst Pharmaceuticals (1)(2)	255	1
CEL-SCI (1)(2)	90	1
Celcuity (2)	15	—
Cellular Biomedicine Group (1)(2)	32	1
Centogene (2)	5	—
Checkpoint Therapeutics (2)	61	—
ChemoCentryx (2)	111	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chimerix (2)	122	—
Clovis Oncology (1)(2)	134	1
Coherus Biosciences (2)	177	3
Concert Pharmaceuticals (2)	73	1
Constellation Pharmaceuticals (1)(2)	52	2
Corbus Pharmaceuticals Holdings (1)(2)	155	1
Cortexyme (2)	30	1
Crinetics Pharmaceuticals (1)(2)	29	—
Cue Biopharma (2)	52	1
Cyclerion Therapeutics (2)	61	—
Cymabay Therapeutics (1)(2)	176	—
Cytokinetics (1)(2)	153	2
CytomX Therapeutics (2)	125	1
Deciphera Pharmaceuticals (2)	57	2
Denali Therapeutics (2)	138	2
Dicerna Pharmaceuticals (2)	144	3
Dynavax Technologies (1)(2)	221	1
Eagle Pharmaceuticals (2)	27	1
Editas Medicine (1)(2)	141	3
Eidos Therapeutics (1)(2)	31	2
Eiger BioPharmaceuticals (2)	62	—
Emergent BioSolutions (2)	126	7
Enanta Pharmaceuticals (2)	52	3
Enochian Biosciences (1)(2)	37	—
Epizyme (2)	217	3
Esperion Therapeutics (1)(2)	68	2
Evelo Biosciences (1)(2)	41	—
Exagen (2)	9	—
Fate Therapeutics (2)	166	4
FibroGen (2)	214	7
Five Prime Therapeutics (2)	86	—
Flexion Therapeutics (1)(2)	91	1
Forty Seven (2)	69	7
Frequency Therapeutics (2)	15	—
G1 Therapeutics (2)	92	1
Galectin Therapeutics (1)(2)	106	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galera Therapeutics (2)	4	—
Geron (1)(2)	500	1
Global Blood Therapeutics (2)	158	8
GlycoMimetics (2)	90	—
Gossamer Bio (2)	123	1
Gritstone Oncology (1)(2)	75	—
GTx, CVR (2)(3)	1	—
Halozyme Therapeutics (1)(2)	366	7
Harpoon Therapeutics (2)	25	—
Heron Therapeutics (1)(2)	228	3
Homology Medicines (1)(2)	66	1
Hookipa Pharma (2)	30	—
IGM Biosciences (1)(2)	13	1
ImmunoGen (2)	463	2
Immunomedics (1)(2)	519	7
Inovio Pharmaceuticals (1)(2)	258	2
Insmed (1)(2)	248	4
Intellia Therapeutics (1)(2)	103	1
Intercept Pharmaceuticals (2)	69	4
Invitae (1)(2)	245	3
Iovance Biotherapeutics (2)	323	10
Ironwood Pharmaceuticals (1)(2)	421	4
Jounce Therapeutics (2)	41	—
Kadmon Holdings (2)	435	2
KalVista Pharmaceuticals (2)	31	—
Karuna Therapeutics (2)	29	2
Karyopharm Therapeutics (1)(2)	168	3
Kezar Life Sciences (2)	84	—
Kindred Biosciences (2)	104	—
Kiniksa Pharmaceuticals, Class A (2)	36	1
Kodiak Sciences (1)(2)	76	4
Krystal Biotech (1)(2)	28	1
Kura Oncology (2)	91	1
La Jolla Pharmaceutical (1)(2)	54	—
Lexicon Pharmaceuticals (1)(2)	108	—
Ligand Pharmaceuticals (1)(2)	47	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lineage Cell Therapeutics (1)(2)	300	—
Livongo Health (2)	140	4
LogicBio Therapeutics (1)(2)	22	—
MacroGenics (2)	133	1
Madrigal Pharmaceuticals (2)	25	2
Magenta Therapeutics (2)	51	—
MannKind (1)(2)	487	1
Marker Therapeutics (1)(2)	71	—
MediciNova (1)(2)	114	—
MEI Pharma (2)	278	—
MeiraGTx Holdings (2)	50	1
Mersana Therapeutics (2)	105	1
Millendo Therapeutics (2)	25	—
Minerva Neurosciences (2)	79	1
Mirati Therapeutics (2)	81	6
Mirum Pharmaceuticals (1)(2)	7	—
Molecular Templates (2)	53	1
Momenta Pharmaceuticals (2)	309	8
Morphic Holding (1)(2)	29	—
Mustang Bio (2)	72	—
Myriad Genetics (2)	198	3
Natera (2)	170	5
Neon Therapeutics (2)	37	—
NextCure (2)	37	1
Novavax (1)(2)	88	1
Oncocyte (2)	57	—
OPKO Health (1)(2)	1,044	1
Organogenesis Holdings (2)	28	—
Oyster Point Pharma (1)(2)	15	1
Palatin Technologies (1)(2)	611	—
PDL BioPharma (2)	307	1
Pfenex (2)	86	1
PhaseBio Pharmaceuticals (1)(2)	36	—
Pieris Pharmaceuticals (2)	122	—
PolarityTE (1)(2)	36	—
Portola Pharmaceuticals (2)	209	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Precigen (1)(2)	195	1
Precision BioSciences (2)	105	1
Prevail Therapeutics (2)	38	1
Principia Biopharma (2)	51	3
Progenics Pharmaceuticals (2)	225	1
Protagonist Therapeutics (2)	50	—
Prothena (2)	118	1
PTC Therapeutics (2)	163	7
Puma Biotechnology (1)(2)	89	1
Ra Pharmaceuticals (2)	96	5
Radius Health (2)	129	2
RAPT Therapeutics (2)	4	—
REGENXBIO (2)	88	3
Replimune Group (2)	35	—
Retrophin (2)	115	2
Revolution Medicines (2)	38	1
Rhythm Pharmaceuticals (2)	82	1
Rigel Pharmaceuticals (2)	425	1
Rocket Pharmaceuticals (1)(2)	87	1
Rubius Therapeutics (1)(2)	103	—
Sangamo Therapeutics (1)(2)	316	2
Savara (2)	81	—
Scholar Rock Holding (2)	50	1
Seres Therapeutics (2)	97	—
Solid Biosciences (2)	49	—
Sorrento Therapeutics (1)(2)	332	1
Spectrum Pharmaceuticals (2)	297	1
Spero Therapeutics (2)	41	—
Springworks Therapeutics (2)	28	1
Stemline Therapeutics (1)(2)	124	1
Stoke Therapeutics (2)	46	1
Sutro Biopharma (2)	40	—
Syndax Pharmaceuticals (2)	61	1
Synlogic (2)	45	—
Syros Pharmaceuticals (2)	99	1
TCR2 Therapeutics (2)	31	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TG Therapeutics (1)(2)	238	2
Tobira Therapeutics, CVR (2)(3)	25	—
Tocagen (1)(2)	54	—
Translate Bio (1)(2)	93	1
TransMedics Group (1)(2)	42	1
Tricida (2)	58	1
Twist Bioscience (2)	71	2
Tyme Technologies (1)(2)	283	—
Ultragenyx Pharmaceutical (2)	149	7
UNITY Biotechnology (1)(2)	82	1
UroGen Pharma (1)(2)	49	1
Vanda Pharmaceuticals (2)	149	2
VBI Vaccines (1)(2)	430	—
Veracyte (1)(2)	131	3
Vericel (2)	122	1
Viela Bio (2)	14	1
Viking Therapeutics (1)(2)	174	1
Vir Biotechnology (2)	20	1
Voyager Therapeutics (1)(2)	72	1
X4 Pharmaceuticals (2)	37	—
XBiotech (2)	36	—
Xencor (2)	129	4
Y-mAbs Therapeutics (2)	66	2
ZIOPHARM Oncology (1)(2)	505	1
		372
Health Care Equipment & Supplies 4.3%
Accuray (2)	222	—
Alphatec Holdings (1)(2)	108	—
AngioDynamics (2)	105	1
Antares Pharma (2)	416	1
Apyx Medical (2)	88	—
AtriCure (2)	105	4
Atrion	4	3
Avanos Medical (2)	135	4
Axogen (2)	95	1
Axonics Modulation Technologies (1)(2)	51	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BioLife Solutions (1)(2)	18	—
BioSig Technologies (1)(2)	41	—
Cardiovascular Systems (2)	94	3
Cerus (1)(2)	430	2
Conformis (1)(2)	168	—
CONMED	75	4
CryoLife (2)	98	2
CryoPort (1)(2)	89	2
Cutera (2)	36	1
CytoSorbents (1)(2)	79	1
ElectroCore (2)	34	—
GenMark Diagnostics (1)(2)	148	1
Glaukos (1)(2)	106	3
Globus Medical, Class A (2)	207	9
Haemonetics (2)	138	14
Heska (1)(2)	20	1
Inogen (2)	50	3
Inspire Medical Systems (2)	37	2
Integer Holdings (2)	90	6
IntriCon (2)	21	—
Invacare	95	1
iRadimed (1)(2)	12	—
iRhythm Technologies (2)	73	6
Lantheus Holdings (2)	112	1
LeMaitre Vascular	43	1
LivaNova (2)	134	6
Meridian Bioscience (2)	117	1
Merit Medical Systems (2)	146	5
Mesa Laboratories (1)	11	3
Misonix (2)	29	—
Natus Medical (2)	92	2
Neogen (2)	142	10
Nevro (2)	82	8
Novocure (2)	237	16
NuVasive (2)	143	7
OraSure Technologies (2)	168	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Orthofix Medical (2)	48	1
OrthoPediatrics (1)(2)	27	1
Pulse Biosciences (1)(2)	29	—
Quidel (2)	98	10
Rockwell Medical (1)(2)	144	—
RTI Surgical (2)	143	—
SeaSpine Holdings (2)	50	—
Senseonics Holdings (1)(2)	376	—
Shockwave Medical (2)	67	2
SI-BONE (2)	47	1
Sientra (2)	98	—
Silk Road Medical (2)	45	1
Soliton (2)	16	—
STAAR Surgical (2)	119	4
Surmodics (2)	35	1
Tactile Systems Technology (2)	48	2
Tandem Diabetes Care (1)(2)	155	10
Transenterix (1)(2)	35	—
Utah Medical Products	9	1
Vapotherm (2)	39	1
Varex Imaging (2)	109	3
ViewRay (1)(2)	287	1
Wright Medical Group (1)(2)	347	10
Zynex (1)(2)	41	—
		187
Health Care Providers & Services 2.3%
1Life Healthcare (2)	53	1
Addus HomeCare (2)	34	2
Amedisys (2)	86	16
American Renal Associates Holdings (2)	49	—
AMN Healthcare Services (2)	127	7
Apollo Medical Holdings (2)	23	—
Avalon GloboCare (1)(2)	57	—
BioTelemetry (2)	88	3
Brookdale Senior Living (2)	492	2
Catasys (1)(2)	19	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Community Health Systems (2)	219	1
CorVel (2)	25	1
Cross Country Healthcare (2)	102	1
Ensign Group	138	5
Enzo Biochem (2)	113	—
Genesis Healthcare (2)	268	—
Hanger (2)	105	2
HealthEquity (2)	191	10
Joint (1)(2)	34	—
LHC Group (2)	83	12
Magellan Health (2)	61	3
National HealthCare	33	2
National Research, Class A	34	2
Neuronetics (2)	42	—
Option Care Health (1)(2)	82	1
Owens & Minor	166	1
Patterson	233	4
Pennant Group (2)	66	1
PetIQ (1)(2)	51	1
Progyny (1)(2)	31	1
Providence Service (2)	33	2
R1 RCM (2)	287	3
RadNet (2)	112	1
Select Medical Holdings (2)	305	5
Surgery Partners (2)	65	—
Tenet Healthcare (2)	284	4
Tivity Health (1)(2)	130	1
Triple-S Management, Class B (2)	61	1
U. S. Physical Therapy	35	2
		98
Health Care Technology 1.5%
Allscripts Healthcare Solutions (2)	453	3
Castlight Health, Class B (2)	262	—
Computer Programs & Systems	34	1
Evolent Health, Class A (2)	209	1
Health Catalyst (2)	52	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

HealthStream (2)	69	2
HMS Holdings (2)	244	6
Inovalon Holdings, Class A (2)	204	3
NextGen Healthcare (2)	157	2
Omnicell (2)	115	7
OptimizeRx (1)(2)	42	—
Phreesia (2)	74	2
Simulations Plus	31	1
Tabula Rasa HealthCare (1)(2)	54	3
Teladoc Health (2)	198	31
Vocera Communications (1)(2)	83	2
		65
Life Sciences Tools & Services 1.0%
Accelerate Diagnostics (1)(2)	80	1
ChromaDex (1)(2)	97	—
Codexis (1)(2)	147	2
Fluidigm (2)	180	—
Luminex	113	3
Medpace Holdings (2)	76	6
NanoString Technologies (2)	89	2
NeoGenomics (2)	264	7
Pacific Biosciences of California (1)(2)	376	1
Personalis (2)	51	—
Quanterix (1)(2)	34	1
Repligen (2)	142	14
Syneos Health (2)	172	7
		44
Pharmaceuticals 1.8%
AcelRx Pharmaceuticals (1)(2)	206	—
Acer Therapeutics (2)	13	—
Aclaris Therapeutics (1)(2)	92	—
Aerie Pharmaceuticals (2)	120	2
Akorn (2)	237	—
Amneal Pharmaceuticals (1)(2)	332	1
Amphastar Pharmaceuticals (2)	103	2
ANI Pharmaceuticals (2)	24	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Arvinas (2)	58	2
Assertio Therapeutics (2)	164	—
Axsome Therapeutics (2)	74	4
BioDelivery Sciences International (2)	214	1
Cara Therapeutics (1)(2)	108	1
cbdMD (2)	25	—
Cerecor (2)	56	—
Chiasma (2)	88	—
Collegium Pharmaceutical (2)	93	2
Corcept Therapeutics (2)	265	3
Corium International, CVR (2)(3)	66	—
CorMedix (1)(2)	62	—
Elanco Animal Health, CVR (2)(3)	110	—
Eloxx Pharmaceuticals (1)(2)	78	—
Endo International (2)	593	2
Evofem Biosciences (1)(2)	37	—
Evolus (1)(2)	49	—
EyePoint Pharmaceuticals (1)(2)	163	—
Fulcrum Therapeutics (2)	34	—
Innoviva (2)	173	2
Intersect ENT (2)	82	1
Intra-Cellular Therapies (2)	144	2
Kala Pharmaceuticals (1)(2)	59	1
Kaleido Biosciences (1)(2)	30	—
Lannett (1)(2)	90	1
Liquidia Technologies (2)	40	—
Mallinckrodt (1)(2)	216	—
Marinus Pharmaceuticals (1)(2)	224	1
Menlo Therapeutics (2)	119	—
MyoKardia (2)	123	6
NGM Biopharmaceuticals (1)(2)	65	1
Ocular Therapeutix (2)	113	1
Odonate Therapeutics (2)	30	1
Omeros (1)(2)	128	2
Optinose (1)(2)	64	—
Osmotica Pharmaceuticals (1)(2)	28	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pacira BioSciences (2)	109	4
Paratek Pharmaceuticals (1)(2)	81	—
Phathom Pharmaceuticals (2)	28	1
Phibro Animal Health, Class A	53	1
Prestige Consumer Healthcare (2)	137	5
Reata Pharmaceuticals, Class A (2)	62	9
Recro Pharma (1)(2)	58	1
resTORbio (1)(2)	41	—
Revance Therapeutics (2)	141	2
Satsuma Pharmaceuticals (2)	12	—
SIGA Technologies (1)(2)	149	1
Strongbridge Biopharma (2)	95	—
Supernus Pharmaceuticals (2)	140	3
TherapeuticsMD (1)(2)	627	1
Theravance Biopharma (1)(2)	134	3
Turning Point Therapeutics (2)	76	3
Verrica Pharmaceuticals (1)(2)	43	1
WaVe Life Sciences (2)	68	1
Xeris Pharmaceuticals (2)	70	—
Zogenix (2)	113	3
Zynerba Pharmaceuticals (1)(2)	65	—
		79
Total Health Care		845
INDUSTRIALS & BUSINESS SERVICES 13.9%

Aerospace & Defense 1.2%
AAR	98	2
Aerojet Rocketdyne Holdings (2)	199	8
AeroVironment (2)	59	4
Astronics (2)	65	1
Axon Enterprise (2)	161	11
Cubic	86	3
Ducommun (2)	29	1
Maxar Technologies (1)	169	2
Mercury Systems (2)	150	11
Moog, Class A	85	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Presto Industries	14	1
Park Aerospace	48	1
Triumph Group	137	1
Vectrus (2)	30	1
		51
Air Freight & Logistics 0.3%
Air Transport Services Group (2)	166	3
Atlas Air Worldwide Holdings (2)	60	2
Echo Global Logistics (2)	70	1
Forward Air	78	4
Hub Group, Class A (2)	89	4
Radiant Logistics (2)	100	—
		14
Airlines 0.2%
Allegiant Travel	36	3
Hawaiian Holdings	126	1
Mesa Air Group (2)	59	—
SkyWest	133	4
Spirit Airlines (2)	192	2
		10
Building Products 1.4%
AAON	114	5
Advanced Drainage Systems	118	3
American Woodmark (2)	47	2
Apogee Enterprises	70	1
Armstrong Flooring (2)	53	—
Builders FirstSource (2)	311	4
Caesarstone	67	1
Cornerstone Building Brands (2)	127	1
CSW Industrials	41	3
Gibraltar Industries (2)	88	4
Griffon	98	1
Insteel Industries	50	1
JELD-WEN Holding (2)	193	2
Masonite International (2)	69	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Patrick Industries	60	2
PGT Innovations (2)	163	1
Quanex Building Products	90	1
Simpson Manufacturing	123	8
Trex (2)	162	13
Universal Forest Products	162	6
		62
Commercial Services & Supplies 2.4%
ABM Industries	187	5
ACCO Brands	260	1
Advanced Disposal Services (2)	201	7
Brady, Class A	132	6
BrightView Holdings (2)	91	1
Brink's	138	7
Casella Waste Systems, Class A (2)	125	5
CECO Environmental (2)	90	—
Charah Solutions (2)	25	—
Cimpress (1)(2)	51	3
CompX International	4	—
Covanta Holding	313	3
Deluxe	114	3
Ennis	66	1
Harsco (2)	222	2
Healthcare Services Group (1)	202	5
Heritage-Crystal Clean (2)	40	1
Herman Miller	167	4
HNI	117	3
Interface	162	1
Kimball International, Class B	96	1
Knoll	139	1
Matthews International, Class A	81	2
McGrath RentCorp	67	4
Mobile Mini	119	3
MSA Safety	97	10
NL Industries	23	—
PICO Holdings (2)	61	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pitney Bowes	472	1
Quad/Graphics	78	—
RR Donnelley & Sons (1)	179	—
SP Plus (2)	60	1
Steelcase, Class A	241	2
Team (2)	86	1
Tetra Tech	149	11
U. S. Ecology	64	2
UniFirst	42	6
Viad	53	1
VSE	22	—
		104
Construction & Engineering 1.0%
Aegion (2)	90	2
Ameresco, Class A (2)	60	1
Arcosa	133	5
Argan	40	1
Comfort Systems USA	97	4
Concrete Pumping Holdings (2)	44	—
Construction Partners, Class A (2)	49	1
Dycom Industries (2)	90	2
EMCOR Group	154	9
Granite Construction	125	2
Great Lakes Dredge & Dock (2)	174	1
IES Holdings (2)	22	—
MasTec (2)	163	5
MYR Group (2)	45	1
Northwest Pipe (2)	24	1
NV5 Global (2)	27	1
Primoris Services	119	2
Sterling Construction (2)	77	1
Tutor Perini (2)	113	1
WillScot (1)(2)	145	2
		42
Electrical Equipment 1.0%
Allied Motion Technologies	19	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

American Superconductor (1)(2)	55	—
Atkore International Group (2)	134	3
AZZ	69	2
Bloom Energy, Class A (1)(2)	155	1
Encore Wire	56	2
Energous (1)(2)	72	—
EnerSys	118	6
Generac Holdings (2)	168	16
Plug Power (1)(2)	812	3
Powell Industries	24	1
Preformed Line Products	8	—
Sunrun (2)	310	3
Thermon Group Holdings (2)	96	1
TPI Composites (2)	75	1
Vicor (2)	47	2
Vivint Solar (2)	123	1
		42
Industrial Conglomerates 0.0%
Raven Industries	95	2
		2
Machinery 3.3%
Alamo Group	26	2
Albany International, Class A	84	4
Altra Industrial Motion	181	3
Astec Industries	59	2
Barnes Group	132	6
Blue Bird (2)	39	—
Briggs & Stratton (1)	104	—
Chart Industries (2)	96	3
CIRCOR International (2)	51	1
Columbus McKinnon	61	2
Commercial Vehicle Group (2)	78	—
Douglas Dynamics	60	2
Eastern	14	—
Energy Recovery (1)(2)	107	1
Enerpac Tool Group	153	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EnPro Industries	57	2
ESCO Technologies	70	5
Evoqua Water Technologies (2)	210	2
Federal Signal	163	5
Franklin Electric	128	6
Gencor Industries (2)	31	—
Gorman-Rupp	46	1
Graham	24	—
Greenbrier	85	2
Helios Technologies	81	3
Hillenbrand	205	4
Hurco	16	1
Hyster-Yale Materials Handling	27	1
John Bean Technologies	86	6
Kadant	30	2
Kennametal	230	4
LB Foster, Class A (2)	35	—
Lindsay	29	3
Luxfer Holdings	72	1
Lydall (2)	54	—
Manitowoc (2)	99	1
Mayville Engineering (2)	17	—
Meritor (2)	194	3
Miller Industries	28	1
Mueller Industries	157	4
Mueller Water Products, Class A	429	4
Navistar International (2)	142	2
NN	116	—
Omega Flex	8	1
Park-Ohio Holdings	22	—
Proto Labs (2)	74	6
RBC Bearings (2)	67	8
REV Group	75	—
Rexnord	294	7
Spartan Motors	92	1
SPX (2)	117	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SPX FLOW (2)	112	3
Standex International	35	2
Tennant	50	3
Terex	179	3
Titan International	126	—
TriMas (2)	121	3
Twin Disc (2)	26	—
Wabash National	152	1
Watts Water Technologies, Class A	76	6
Welbilt (2)	366	2
		142
Marine 0.1%
Costamare	138	1
Eagle Bulk Shipping (1)(2)	121	—
Genco Shipping & Trading	39	—
Matson	116	4
Safe Bulkers (2)	135	—
Scorpio Bulkers	146	—
		5
Professional Services 1.4%
Acacia Research (2)	125	—
ASGN (2)	139	5
Barrett Business Services	19	1
BG Staffing	27	—
CBIZ (2)	140	3
CRA International	20	1
Exponent	142	10
Forrester Research (2)	28	1
Franklin Covey (2)	25	—
FTI Consulting (2)	101	12
GP Strategies (2)	41	—
Heidrick & Struggles International	51	1
Huron Consulting Group (2)	62	3
ICF International	50	3
InnerWorkings (2)	112	—
Insperity	103	4
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kelly Services, Class A	99	1
Kforce	58	2
Korn/Ferry International	150	4
Mistras Group (2)	57	—
Resources Connection	82	1
TriNet Group (2)	123	5
TrueBlue (2)	105	1
Upwork (2)	157	1
Willdan Group (2)	25	1
		60
Road & Rail 0.5%
ArcBest	67	1
Avis Budget Group (2)	157	2
Covenant Transportation Group, Class A (2)	33	—
Daseke (1)(2)	117	—
Heartland Express	131	3
Hertz Global Holdings (2)	272	2
Marten Transport	108	2
PAM Transportation Services (2)	5	—
Roadrunner Transportation Systems (1)(2)	9	—
Saia (2)	72	5
Universal Logistics Holdings	23	1
US Xpress Enterprises, Class A (1)(2)	56	—
Werner Enterprises	123	5
YRC Worldwide (1)(2)	85	—
		21
Trading Companies & Distributors 1.1%
Applied Industrial Technologies	106	5
Beacon Roofing Supply (2)	148	2
BlueLinx Holdings (2)	24	—
BMC Stock Holdings (2)	188	3
CAI International (2)	43	1
DXP Enterprises (2)	43	1
EVI Industries (2)	12	—
Foundation Building Materials (2)	58	1
GATX	97	6
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Finance (1)(2)	40	—
GMS (2)	109	2
H&E Equipment Services	85	1
Herc Holdings (2)	64	1
Kaman	73	3
Lawson Products (2)	11	—
MRC Global (2)	221	1
NOW (2)	306	2
Rush Enterprises, Class A	72	2
Rush Enterprises, Class B	12	—
SiteOne Landscape Supply (2)	113	8
Systemax	32	1
Textainer Group Holdings (2)	151	1
Titan Machinery (2)	59	1
Transcat (2)	18	1
Triton International	148	4
Veritiv (2)	34	—
Willis Lease Finance (2)	8	—
		47
Total Industrials & Business Services		602
INFORMATION TECHNOLOGY 14.0%

Communications Equipment 1.2%
Acacia Communications (2)	104	7
ADTRAN	130	1
Applied Optoelectronics (1)(2)	57	—
CalAmp (2)	86	—
Calix (2)	125	1
Cambium Networks (2)	11	—
Casa Systems (2)	85	—
Clearfield (2)	32	—
Comtech Telecommunications	71	1
DASAN Zhone Solutions (2)	25	—
Digi International (2)	82	1
Extreme Networks (2)	308	1
Harmonic (2)	237	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Infinera (2)	489	3
Inseego (2)	127	1
InterDigital	87	4
KVH Industries (2)	52	1
Lumentum Holdings (2)	204	15
NETGEAR (2)	88	2
NetScout Systems (2)	199	5
Plantronics (1)	90	1
Ribbon Communications (2)	150	1
TESSCO Technologies	16	—
Viavi Solutions (2)	632	7
		53
Electronic Equipment, Instruments & Components 2.6%
Airgain (2)	24	—
Akoustis Technologies (2)	66	—
Anixter International (2)	84	7
Arlo Technologies (2)	188	1
Badger Meter	79	4
Bel Fuse, Class B	26	—
Belden	104	4
Benchmark Electronics	99	2
Coda Octopus Group (1)(2)	12	—
CTS	92	2
Daktronics	104	1
ePlus (2)	37	2
Fabrinet (2)	101	6
FARO Technologies (2)	48	2
Fitbit, Class A (2)	616	4
II-VI (1)(2)	249	7
Insight Enterprises (2)	94	4
Iteris (2)	102	—
Itron (2)	95	5
KEMET	161	4
Kimball Electronics (2)	65	1
Knowles (2)	222	3
Methode Electronics	100	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MTS Systems	47	1
Napco Security Technologies (2)	30	1
nLight (2)	89	1
Novanta (2)	93	7
OSI Systems (2)	47	3
PAR Technology (2)	29	—
PC Connection	30	1
Plexus (2)	80	4
Rogers (2)	51	5
Sanmina (2)	193	5
ScanSource (2)	69	2
Tech Data (2)	97	13
TTM Technologies (2)	274	3
Vishay Intertechnology	365	5
Vishay Precision Group (2)	28	1
Wrap Technologies (1)(2)	20	—
		114
IT Services 2.3%
Brightcove (2)	106	1
Cardtronics, Class A (2)	100	2
Cass Information Systems	39	1
Conduent (2)	455	1
CSG Systems International	90	4
Endurance International Group Holdings (2)	182	—
EVERTEC	171	4
Evo Payments, Class A (2)	109	2
Exela Technologies (1)(2)	119	—
ExlService Holdings (2)	93	5
GTT Communications (1)(2)	106	1
Hackett Group	72	1
I3 Verticals, Class A (1)(2)	43	1
Information Services Group (2)	86	—
International Money Express (2)	55	1
KBR	386	8
Kratos Defense & Security Solutions (2)	249	3
Limelight Networks (2)	313	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LiveRamp Holdings (2)	183	6
ManTech International, Class A	74	5
MAXIMUS	175	10
NIC	179	4
Parsons (1)(2)	51	2
Paysign (1)(2)	88	—
Perficient (2)	86	2
Perspecta	387	7
PRGX Global (2)	53	—
Priority Technology Holdings (2)	17	—
Schrodinger (2)	38	2
Science Applications International	160	12
StarTek (2)	53	—
Sykes Enterprises (2)	103	3
TTEC Holdings	47	2
Tucows, Class A (1)(2)	25	1
Unisys (2)	139	2
Verra Mobility (2)	356	3
Virtusa (2)	77	2
		100
Semiconductors & Semiconductor Equipment 3.0%
Adesto Technologies (1)(2)	79	1
Advanced Energy Industries (2)	105	5
Alpha & Omega Semiconductor (2)	60	—
Ambarella (2)	87	4
Amkor Technology (2)	272	2
Axcelis Technologies (2)	94	2
AXT (2)	104	—
Brooks Automation	199	6
Cabot Microelectronics	79	9
CEVA (2)	58	1
Cirrus Logic (2)	161	11
Cohu	107	1
Diodes (2)	113	5
DSP Group (2)	67	1
Enphase Energy (2)	250	8
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FormFactor (2)	212	4
GSI Technology (2)	40	—
Ichor Holdings (2)	60	1
Impinj (2)	45	1
Inphi (2)	124	10
Lattice Semiconductor (2)	347	6
MACOM Technology Solutions Holdings (2)	133	3
MaxLinear (2)	185	2
NeoPhotonics (2)	115	1
NVE	13	1
Onto Innovation (2)	131	4
PDF Solutions (2)	75	1
Photronics (2)	184	2
Power Integrations	78	7
Rambus (2)	304	3
Semtech (2)	180	7
Silicon Laboratories (2)	119	10
SiTime (2)	13	—
SMART Global Holdings (2)	35	1
SunPower (1)(2)	202	1
Synaptics (2)	93	5
Ultra Clean Holdings (2)	114	2
Veeco Instruments (2)	131	1
Xperi	134	2
		131
Software 4.7%
8x8 (2)	260	4
A10 Networks (2)	155	1
ACI Worldwide (2)	317	8
Agilysys (2)	59	1
Alarm. com Holdings (2)	98	4
Altair Engineering, Class A (1)(2)	107	3
American Software, Class A	82	1
Appfolio, Class A (2)	43	5
Appian (1)(2)	92	4
Avaya Holdings (1)(2)	260	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Benefitfocus (2)	87	1
Blackbaud	135	7
Blackline (2)	119	6
Bottomline Technologies (2)	116	4
Box, Class A (1)(2)	393	5
ChannelAdvisor (2)	79	1
Cloudera (2)	678	5
CommVault Systems (2)	114	5
Cornerstone OnDemand (2)	152	5
Digimarc (1)(2)	30	—
Digital Turbine (2)	213	1
Domo, Class B (2)	45	—
Ebix (1)	61	1
eGain (2)	53	—
Envestnet (2)	133	7
Everbridge (1)(2)	91	10
Five9 (2)	165	13
ForeScout Technologies (2)	115	4
GTY Technology Holdings (1)(2)	109	—
Ideanomics (2)	134	—
Intelligent Systems (1)(2)	18	1
J2 Global	128	9
LivePerson (1)(2)	176	4
Majesco (2)	20	—
MicroStrategy, Class A (2)	23	3
Mitek Systems (2)	104	1
MobileIron (2)	250	1
Model N (2)	88	2
OneSpan (2)	94	2
Pareteum (1)(2)	382	—
Phunware (2)	111	—
Ping Identity Holding (2)	36	1
Progress Software	123	4
PROS Holdings (2)	91	3
Q2 Holdings (2)	120	7
QAD, Class A	31	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Qualys (2)	93	8
Rapid7 (2)	133	6
Rimini Street (2)	54	—
Rosetta Stone (2)	54	1
SailPoint Technologies Holding (2)	239	4
SecureWorks, Class A (2)	27	—
SharpSpring (1)(2)	33	—
ShotSpotter (1)(2)	22	1
Sprout Social (2)	26	—
SPS Commerce (2)	96	4
SVMK (2)	239	3
Synchronoss Technologies (1)(2)	101	—
Telaria (2)	118	1
Telenav (2)	90	—
Tenable Holdings (1)(2)	103	2
TiVo	346	2
Upland Software (2)	61	2
Varonis Systems (2)	82	5
Verint Systems (2)	181	8
VirnetX Holding (1)(2)	174	1
Workiva (2)	100	3
Yext (1)(2)	260	3
Zix (2)	145	1
Zuora, Class A (2)	244	2
		204
Technology Hardware, Storage & Peripherals 0.2%
3D Systems (1)(2)	322	3
AstroNova	18	—
Avid Technology (2)	82	1
Diebold Nixdorf (1)(2)	215	1
Immersion (2)	80	—
Sonim Technologies (1)(2)	9	—
Stratasys (1)(2)	146	2
		7
Total Information Technology		609

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 3.1%

Chemicals 1.6%
Advanced Emissions Solutions	46	—
AdvanSix (2)	77	1
American Vanguard	75	1
Amyris (1)(2)	190	—
Balchem	89	9
Chase	20	2
Ferro (2)	227	2
Flotek Industries (2)	153	—
FutureFuel	75	1
GCP Applied Technologies (2)	147	3
Hawkins	26	1
HB Fuller	136	4
Ingevity (2)	115	4
Innospec	67	5
Intrepid Potash (2)	240	—
Koppers Holdings (2)	52	1
Kraton (2)	84	1
Kronos Worldwide (1)	61	1
Livent (1)(2)	402	2
LSB Industries (2)	57	—
Marrone Bio Innovations (2)	237	—
Minerals Technologies	94	3
OMNOVA Solutions (2)	117	1
Orion Engineered Carbons	171	1
PolyOne	249	5
PQ Group Holdings (2)	108	1
Quaker Chemical (1)	36	5
Rayonier Advanced Materials	127	—
Sensient Technologies	116	5
Stepan	55	5
Trecora Resources (2)	54	—
Tredegar	70	1
Trinseo	109	2
Tronox Holdings, Class A	257	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Valhi	74	—
		68
Construction Materials 0.1%
Forterra (2)	51	—
Summit Materials, Class A (2)	311	5
U. S. Concrete (2)	42	1
United States Lime & Minerals	6	—
		6
Containers & Packaging 0.1%
Greif, Class A	65	2
Greif, Class B	20	1
Myers Industries	94	1
UFP Technologies (2)	18	1
		5
Metals & Mining 1.0%
Allegheny Technologies (2)	346	3
Carpenter Technology	136	3
Century Aluminum (2)	138	1
Cleveland-Cliffs (1)	1,084	4
Coeur Mining (2)	646	2
Commercial Metals	323	5
Compass Minerals International	93	4
Contura Energy (1)(2)	50	—
Covia Holdings (1)(2)	106	—
Gold Resource	163	—
Haynes International	33	1
Hecla Mining	1,421	3
Kaiser Aluminum	43	3
Materion	54	2
Novagold Resources (2)	639	5
Olympic Steel	23	—
Ramaco Resources (2)	21	—
Ryerson Holding (2)	50	—
Schnitzer Steel Industries, Class A	66	1
SunCoke Energy	223	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Synalloy (2)	21	—
TimkenSteel (2)	102	—
Warrior Met Coal	147	1
Worthington Industries	105	3
		42
Paper & Forest Products 0.3%
Boise Cascade	104	3
Clearwater Paper (2)	43	1
Louisiana-Pacific	307	5
Neenah	46	2
PH Glatfelter	119	1
Schweitzer-Mauduit International	82	2
Verso, Class A (2)	98	1
		15
Total Materials		136
REAL ESTATE 7.0%

Equity Real Estate Investment Trusts 6.4%
Acadia Realty Trust, REIT	231	3
Agree Realty, REIT (1)	114	7
Alexander & Baldwin, REIT	193	2
Alexander's, REIT	6	2
American Assets Trust, REIT	132	3
American Finance Trust, REIT	291	2
Armada Hoffler Properties, REIT	165	2
Ashford Hospitality Trust, REIT	229	—
Bluerock Residential Growth, REIT	63	—
Braemar Hotels & Resorts, REIT	77	—
BRT Apartments, REIT	25	—
CareTrust, REIT	263	4
CatchMark Timber Trust, Class A, REIT	129	1
CBL & Associates Properties, REIT (1)	525	—
Cedar Realty Trust, REIT	230	—
Chatham Lodging Trust, REIT	130	1
CIM Commercial Trust, REIT	32	—
City Office, REIT	148	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Clipper Realty, REIT	37	—
Community Healthcare Trust, REIT	51	2
CoreCivic, REIT	326	4
CorEnergy Infrastructure Trust, REIT (1)	33	1
CorePoint Lodging, REIT	117	—
DiamondRock Hospitality, REIT	568	3
Diversified Healthcare Trust, REIT	633	2
Easterly Government Properties, REIT	207	5
EastGroup Properties, REIT	105	11
Essential Properties Realty Trust, REIT	250	3
Farmland Partners, REIT (1)	80	—
First Industrial Realty Trust, REIT	348	12
Four Corners Property Trust, REIT	191	4
Franklin Street Properties, REIT	292	2
Front Yard Residential, REIT	134	2
GEO Group, REIT	329	4
Getty Realty, REIT	89	2
Gladstone Commercial, REIT	82	1
Gladstone Land, REIT	49	1
Global Medical, REIT	106	1
Global Net Lease, REIT	244	3
Hannon Armstrong Sustainable Infrastructure Capital, REIT (1)	178	4
Healthcare Realty Trust, REIT	365	10
Hersha Hospitality Trust, REIT	89	—
Independence Realty Trust, REIT	250	2
Industrial Logistics Properties Trust, REIT	176	3
Innovative Industrial Properties, REIT	44	3
Investors Real Estate Trust, REIT	32	2
iStar, REIT	163	2
Jernigan Capital, REIT	54	1
Kite Realty Group Trust, REIT	223	2
Lexington Realty Trust, REIT	662	7
LTC Properties, REIT	104	3
Mack-Cali Realty, REIT	236	4
Monmouth Real Estate Investment, REIT	255	3
National Health Investors, REIT	118	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Storage Affiliates Trust, REIT	162	5
New Senior Investment Group, REIT	224	1
NexPoint Residential Trust, REIT	53	1
Office Properties Income Trust, REIT	132	4
One Liberty Properties, REIT	41	1
Pebblebrook Hotel Trust, REIT	356	4
Pennsylvania Real Estate Investment Trust, REIT (1)	176	—
Physicians Realty Trust, REIT	514	7
Piedmont Office Realty Trust, Class A, REIT	345	6
PotlatchDeltic, REIT	180	6
Preferred Apartment Communities, REIT	119	1
PS Business Parks, REIT	55	7
QTS Realty Trust, Class A, REIT	158	9
Retail Opportunity Investments, REIT	306	3
Retail Value, REIT	40	—
Rexford Industrial Realty, REIT	311	13
RLJ Lodging Trust, REIT	487	4
RPT Realty, REIT	209	1
Ryman Hospitality Properties, REIT	132	5
Sabra Health Care, REIT	553	6
Safehold, REIT (1)	35	2
Saul Centers, REIT	32	1
Seritage Growth Properties, Class A, REIT (1)	99	1
STAG Industrial, REIT	408	9
Summit Hotel Properties, REIT	276	1
Sunstone Hotel Investors, REIT	617	5
Tanger Factory Outlet Centers, REIT (1)	245	1
Terreno Realty, REIT	182	9
UMH Properties, REIT	96	1
Uniti Group, REIT	506	3
Universal Health Realty Income Trust, REIT	36	4
Urban Edge Properties, REIT	310	3
Urstadt Biddle Properties, Class A, REIT	88	1
Washington Prime Group, REIT	493	—
Washington Real Estate Investment Trust, REIT	223	5
Whitestone, REIT (1)	103	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xenia Hotels & Resorts, REIT	313	3
		277
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1)(2)	25	—
American Realty Investors (2)	6	—
Consolidated-Tomoka Land	13	1
Cushman & Wakefield (2)	314	4
eXp World Holdings (1)(2)	65	1
Forestar Group (2)	46	—
FRP Holdings (2)	18	1
Griffin Industrial Realty	2	—
Kennedy-Wilson Holdings	338	4
Marcus & Millichap (2)	63	2
Maui Land & Pineapple (2)	19	—
Newmark Group, Class A	402	2
Rafael Holdings, Class B (2)	28	—
RE/MAX Holdings, Class A	47	1
Realogy Holdings	319	1
Redfin (2)	248	4
RMR Group, Class A	40	1
St Joe (1)(2)	98	2
Stratus Properties (2)	15	—
Tejon Ranch (2)	63	1
Transcontinental Realty Investors (2)	5	—
		25
Total Real Estate		302
TRUSTS & FUNDS 0.6%

Trusts & Mutual Funds 0.6%
IShares Russell 2000 ETF (1)	243	28
Total Trusts & Funds		28
UTILITIES 4.1%

Electric Utilities 1.1%
ALLETE	143	9
El Paso Electric	112	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Genie Energy, Class B (1)	38	—
MGE Energy	96	6
Otter Tail	105	5
PNM Resources	219	8
Portland General Electric	248	12
Spark Energy, Class A	36	—
		48
Gas Utilities 1.3%
Chesapeake Utilities	43	4
New Jersey Resources	259	9
Northwest Natural Holding	83	5
ONE Gas	144	12
RGC Resources	20	1
South Jersey Industries	255	6
Southwest Gas Holdings	149	10
Spire	137	10
		57
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power (2)	291	1
Clearway Energy, Class A	104	2
Clearway Energy, Class C	207	4
Ormat Technologies	109	7
Sunnova Energy International (2)	87	1
TerraForm Power, Class A	213	3
		18
Multi-Utilities 0.7%
Avista	184	8
Black Hills	169	11
NorthWestern	140	8
Unitil	40	2
		29
Water Utilities 0.6%
American States Water	101	8
Artesian Resources, Class A	21	1
Cadiz (1)(2)	35	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
California Water Service Group	133	7
Consolidated Water, Class O	40	1
Global Water Resources	43	—
Middlesex Water	46	3
Pure Cycle (2)	48	1
SJW Group	73	4
York Water	34	1
		26
Total Utilities		178
Total Common Stocks (Cost $4,641)		4,009

SHORT-TERM INVESTMENTS 8.2%
Money Market Funds 7.0%
T. Rowe Price Government Reserve Fund, 0.95% (4)(5)	305,353	305
		305

U. S. Treasury Obligations 1.2%
U. S. Treasury Bills, 0.02%, 8/20/20 (6)	10,000	10
U. S. Treasury Bills, 1.51%, 4/9/20 (6)	40,000	40
		50

Total Short-Term Investments (Cost $355)		355

SECURITIES LENDING COLLATERAL 7.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7.7%
Short-Term Funds 7.7%
T. Rowe Price Short-Term Fund, 1.28% (4)(5)	33,592	336
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		336
Total Securities Lending Collateral (Cost $336)		336

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Total Investments in Securities 108.3%
(Cost $5,332)		$4,700
Other Assets Less Liabilities (8.3)%		(360)
Net Assets 100.0%		$4,340

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2020.
(2)	Non-income producing
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 6 Russell 2000 E-Mini Index contracts	6/20	344	$5

Net payments (receipts) of variation margin to date			(7)

Variation margin receivable (payable) on open futures contracts			$(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$452		¤	¤ $	305
T. Rowe Price Short-Term
Fund	690		¤	¤	336
					$641^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $641.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE SMALL-CAP INDEX FUND

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE SMALL-CAP INDEX FUND

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,009$	— $	— $	4,009
Short-Term Investments	305	50	—	355
Securities Lending Collateral	336	—	—	336
Total	$4,650$	50$	— $	4,700
Liabilities
Futures Contracts	2	—	—	2
Total	$2$	— $	— $	2

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled less than $1,000 for the period ended March 31, 2020.

($000 s)

		Beginning Balance	Gain (Loss) During	Ending Balance
		1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$	—$	—$	—